Above market acquired charters (Tables)	12 Months Ended
Dec. 31, 2016
Above market acquired charters [Abstract]
Above market acquired charters
Above market acquired charters	Book value
Carrying amount as at January 1, 2015	$115,382
Amortization	$(14,864)
Carrying amount as at December 31, 2015	$100,518
Acquisitions	$4,267
Amortization	$(14,542)
Carrying amount as at December 31, 2016	$90,243

Above market acquired charter future amortization expense
For the twelve month period ended December 31,	Amount
2017	$15,209
2018	$14,381
2019	$14,381
2020	$11,696
2021	$8,417
Thereafter	$26,159
Total	$90,243